Financial Risks Management - Summary of Cash, Cash Equivalents and Financial Assets (Details) € in Thousands, SFr in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	€ 136,001			€ 258,756		€ 171,029	€ 276,748
Current and non current financial assets	9,464			4,431		1,458
Total	145,464			263,187		172,486
Denominated in EUR
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	101,536			186,609		80,391
Current and non current financial assets	9,456			4,355		1,391
Total	110,993			190,964		81,782
Denominated in USD
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	32,057	$ 34,192		72,147	$ 81,713	90,637
Current and non current financial assets	7			76		67
Total	32,064			72,223		90,704
Denominated In C H F
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	2,358		SFr 2,321	0		0
Current and non current financial assets	0			0		0
Total	€ 2,358			€ 0		€ 0